Long-term debt (Details 4)	12 Months Ended
Dec. 31, 2018
2020 [Member]
Disclosure of Long-Term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	104.219%
2021 [Member]
Disclosure of Long-Term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	102.813%
2022 [Member]
Disclosure of Long-Term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	101.406%
2023 and thereafter [Member]
Disclosure of Long-Term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	100.00%